Basis of Presentation - Schedule of Condensed Consolidated Statement of Changes in Shareholders' Equity (Deficit) (Details) - EUR (€) € in Thousands	2 Months Ended	5 Months Ended	12 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Equity at beginning of period		€ 2,057,900	€ 2,357,818	€ 2,064,431
Initial contribution	€ 12
Net profit (loss)	(18,952)	(17,205)	75,022	187,111
Equity at end of period	(18,940)
Accumulated Deficit
Equity at beginning of period		(18,952)	150,954	(36,157)
Net profit (loss)	(18,952)	(17,205)	75,022	187,111
Equity at end of period	(18,952)
Ordinary Shares
Equity at beginning of period		€ 182,721	€ 182,721	€ 182,721
Initial contribution	12
Equity at end of period	€ 12